Cash flow information (Details Narrative)	12 Months Ended
Dec. 31, 2020 EUR (€)
Cash Flow Information
Other Noncash Expenses From Disposal	€ 3,300,000
Revaluation of Lease Liabilities Income	1,600,000
Foreign Exchange Losses	€ 2,600,000